Revenue	12 Months Ended
Dec. 31, 2016
Revenue
Revenue
19.	Revenue

	2014	2015	2016
	RMB	RMB	RMB

Advertising and subscription services	2,163,909	3,106,025	3,432,986
Transaction services	77,565	664,225	1,551,676
Agent services	376,365	483,945	788,286

	2,617,839	4,254,195	5,772,948